Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Policy Liabilities And Policy Account Balances In Statement of Financial Position (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2025	Mar. 31, 2025
Liability for Future Policy Benefit, Activity [Line Items]
Subtotal		¥ 1,111,349	¥ 1,424,312
Policy account balances for single-payment whole life insurance		238,337	134,572
Fixed annuities and annuitization benefits		110,259	119,093
Policy account balances for variable annuity and variable life insurance contracts and market risk benefits		142,700	136,257
Others	[1]	122,183	133,813
Total		1,724,828	1,948,047
Yen-denominated insurance (First Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Subtotal		524,276	717,257
Yen-denominated insurance (Third Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Subtotal		405,081	572,708
Foreign currency denominated insurance
Liability for Future Policy Benefit, Activity [Line Items]
Subtotal		¥ 181,992	¥ 134,347

[1]	Others include unearned premiums and liabilities for unpaid claims.